Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments
Total, Non-current	$ 1,632	$ 1,530	$ 1,066
Cash collateral pledged to counterparties	129	102	162
Fixed deposits			64
Total, Current	166	122	239
Equity investments
Other investments
Equity securities at fair value through other comprehensive income	1,632	1,530	1,056
Fixed income securities
Other investments
Fixed income securities at fair value through profit and loss			10
Fixed income securities at fair value through profit and loss	$ 37	$ 20	$ 13